Note 7 - Allowances For Loan And Real Estate Losses (Details) - Allowance for Loan Losses by Portfolio Segment (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011
ALLL:
Balance	$ 15,597		$ 18,340	$ 15,676		$ 20,818	$ 20,818		$ 31,084
Ending loan balance: individually evaluated for impairment	1,910			1,910			1,565		3,293
Ending loan balance: collectively evaluated for impairment	11,339			11,339			14,111		17,525
Provision charged to expense			6			22	22		859
Losses charged off	(2,956)		(1,209)	(3,202)		(4,473)	(6,270)		(11,977)
Recoveries							1,106		852
Balance	13,249		17,264	13,249		17,264	15,676		20,818
Loan balances (1):
Balance, end of period							353,192	[1],[2]	352,686	[1],[2]
Ending allowance balance: individually evaluated for impairment	13,997	[3]		13,997	[3]		24,640	[1],[3]	39,161	[1]
Ending loan balance: collectively evaluated for impairment	331,008	[3]		331,008	[3]		328,552	[1],[3]	313,525	[1]
One-to-Four-Family Residential [Member]
ALLL:
Balance	6,778		6,447	5,099		6,999	6,999		5,440
Ending loan balance: individually evaluated for impairment	402			402			275		305
Ending loan balance: collectively evaluated for impairment	5,749			5,749			4,824		6,001
Provision charged to expense	22		756	1,746		622	(340)		3,993
Losses charged off	(662)		(617)	(747)		(1,053)	(1,620)		(3,177)
Recoveries							114		50
Balance	6,151		6,633	6,151		6,633	5,099		6,999
Loan balances (1):
Balance, end of period							149,484	[1],[2]	183,158	[1],[2]
Ending allowance balance: individually evaluated for impairment	6,119	[3]		6,119	[3]		8,142	[1],[3]	13,085	[1]
Ending loan balance: collectively evaluated for impairment	133,018	[3]		133,018	[3]		149,794	[1],[3]	170,073	[1]
Home Equity and Second Mortgage [Member]
ALLL:
Balance						693	693		1,275
Ending loan balance: individually evaluated for impairment							68		81
Ending loan balance: collectively evaluated for impairment							571		612
Provision charged to expense							58		(160)
Losses charged off							(223)		(486)
Recoveries							111		64
Balance							639		693
Loan balances (1):
Balance, end of period							8,452	[1],[2]	12,502	[1],[2]
Ending allowance balance: individually evaluated for impairment							400	[1]	831	[1]
Ending loan balance: collectively evaluated for impairment							8,052	[1]	11,671	[1]
Multifamily Residential [Member]
ALLL:
Balance	1,074		1,398	1,319		2,654	2,654		6,581
Ending loan balance: individually evaluated for impairment									703
Ending loan balance: collectively evaluated for impairment	580			580			1,319		1,951
Provision charged to expense	382		(512)	137		(788)	(355)		(1,132)
Losses charged off	(876)			(876)		(997)	(997)		(2,795)
Recoveries							17
Balance	580		886	580		886	1,319		2,654
Loan balances (1):
Balance, end of period							20,790	[1],[2]	20,476	[1],[2]
Ending allowance balance: individually evaluated for impairment		[3]			[3]		3,459	[1],[3]	8,133	[1]
Ending loan balance: collectively evaluated for impairment	19,775	[3]		19,775	[3]		17,331	[1],[3]	12,343	[1]
Commercial Real Estate Loans [Member]
ALLL:
Balance						7,316	7,316		9,491
Ending loan balance: individually evaluated for impairment							778		1,879
Ending loan balance: collectively evaluated for impairment							6,171		5,437
Provision charged to expense							2,141		189
Losses charged off							(2,517)		(2,375)
Recoveries							9		11
Balance							6,949		7,316
Loan balances (1):
Balance, end of period							138,014	[1],[2]	95,920	[1],[2]
Ending allowance balance: individually evaluated for impairment							8,472	[1]	13,238	[1]
Ending loan balance: collectively evaluated for impairment							129,542	[1]	82,682	[1]
One-to-Four-Family Construction [Member]
ALLL:
Balance						84	84		81
Ending loan balance: collectively evaluated for impairment							51		84
Provision charged to expense							(33)		31
Losses charged off									(28)
Balance							51		84
Loan balances (1):
Balance, end of period							803	[1],[2]	1,724	[1],[2]
Ending allowance balance: individually evaluated for impairment							130	[1]		[1]
Ending loan balance: collectively evaluated for impairment							673	[1]	1,724	[1]
Other Construction and Land [Member]
ALLL:
Balance						2,567	2,567		4,035
Ending loan balance: individually evaluated for impairment							130		280
Ending loan balance: collectively evaluated for impairment							949		2,287
Provision charged to expense							(1,803)		204
Losses charged off							(407)		(2,190)
Recoveries							722		518
Balance							1,079		2,567
Loan balances (1):
Balance, end of period							13,748	[1],[2]	23,288	[1],[2]
Ending allowance balance: individually evaluated for impairment							4,003	[1]	3,683	[1]
Ending loan balance: collectively evaluated for impairment							9,745	[1]	19,605	[1]
Commercial Loans [Member]
ALLL:
Balance	1,000		491	956		972	972		3,543
Ending loan balance: individually evaluated for impairment	1			1			380
Ending loan balance: collectively evaluated for impairment	661			661			576		972
Provision charged to expense	(13)		(201)	12		(688)	162		(2,139)
Losses charged off	(380)			(380)			(237)		(517)
Recoveries							59		85
Balance	662		313	662		313	956		972
Loan balances (1):
Balance, end of period							16,083	[1],[2]	7,603	[1],[2]
Ending allowance balance: individually evaluated for impairment	28	[3]		28	[3]		402	[1],[3]	72	[1]
Ending loan balance: collectively evaluated for impairment	15,884	[3]		15,884	[3]		15,681	[1],[3]	7,531	[1]
Consumer Loans [Member]
ALLL:
Balance	214		158	223		226	226		638
Ending loan balance: individually evaluated for impairment	5			5			2		45
Ending loan balance: collectively evaluated for impairment	203			203			221		181
Provision charged to expense	27		30	20		34	192		(127)
Losses charged off	(49)		(50)	(76)		(145)	(269)		(409)
Recoveries							74		124
Balance	208		160	208		160	223		226
Loan balances (1):
Balance, end of period							5,818	[1],[2]	8,015	[1],[2]
Ending allowance balance: individually evaluated for impairment	11	[3]		11	[3]		32	[1],[3]	119	[1]
Ending loan balance: collectively evaluated for impairment	$ 4,985	[3]		$ 4,985	[3]		$ 5,786	[1],[3]	$ 7,896	[1]

[1]	Gross of unearned discounts and net loan costs and the allowance for loan and lease losses
[2]	Gross of unearned discounts and net loan costs and the allowance for loan and lease losses.
[3]	Gross of unearned discounts and net deferred loan costs and the allowance for loan and lease losses.